Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity SAI Alternative Risk Premia Strategy Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Fidelity SAI Alternative Risk Premia Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	543.10%
Fidelity SAI Alternative Risk Premia Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	84.60%
Fidelity SAI Alternative Risk Premia Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	15.40%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	254.70%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	70.00%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	30.00%